Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2018
Accounting Judgments and Estimates [Abstract]
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments
The preparation of the financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, revenues and expenses. Management bases its judgments and estimates on historical experience and on other various factors it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.
Management has identified the following critical accounting policies for which significant judgments, estimates and assumptions are made.
Significant accounting estimates and assumptions
Revenue
As described in the Group’s revenue accounting policy, revenue will be recognized when all criteria are met in accordance with IAS 18, Revenue. Most of the Group’s revenue-generating arrangements include more than one deliverable. Assumptions have to be applied in order to determine when to account for deliverables separately and how to allocate the total arrangement fee to its individual elements. The Group does not allocate different deliverables under one arrangement separately if a basis for allocating the overall arrangement fee cannot be identified. The Group has concluded that a reasonable allocation basis exists if vendor-specific objective evidence of fair value can be established for each undelivered software element in an arrangement. However, estimation is required and the Group’s conclusions around the approach to allocate fair value may significantly impact the timing and amount of revenue recognized.
Share-based payment transactions
The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The accounting estimates and assumptions relating to equity-settled share-based payments may impact expenses, equity and the carrying amounts of liabilities within the next financial reporting period.
Business combinations
The Group uses its best estimates and assumptions to accurately assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. The Group’s estimates are inherently uncertain and subject to refinement. During the measurement period, which may be up to one year from the date of acquisition, the Group may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. In addition, uncertain tax positions are initially established in connection with a business combination as of the acquisition date. The Group continues to collect information and reevaluates these estimates and assumptions as deemed reasonable by management. The Group records any adjustments to these estimates and assumptions against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.
Significant accounting judgments
Taxation
Deferred tax assets are recognized for deductible temporary differences for which management considers it is probable that future taxable income will be available to utilize those temporary differences. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable income, together with future tax-planning strategies.
Management judgment is required to determine the extent to which deferred tax assets should be recognized based upon the likely timing and the level of future taxable income available to utilize the Group’s deferred tax benefits. Assumptions about the generation of future taxable income depend on management’s estimates of future cash flows, future business expectations, capital expenditure, dividends, and other capital management transactions.
Management judgment is also required in relation to the application of income tax legislation, which involves an element of inherent risk and uncertainty. Where management judgment is found to be misplaced, some or all of recognized deferred tax asset and liability carrying amounts may require adjustment, resulting in a corresponding credit or charge to the consolidated statements of operations.
Impairment of non-financial assets
The Group assesses impairment of all assets at each reporting date by evaluating conditions specific to the Group and to the particular asset that may lead to impairment.
These include product performance, technology, economic and political environments, and future product expectations. If an impairment trigger exists, the recoverable amount of the asset is determined. No indicators of impairment existed that were significant enough to warrant such assets to be tested for impairment in the fiscal years ended June 30, 2018, 2017 and 2016.
Impairment of financial instruments
The Group assesses the credit risk for financial instruments and establishes a loss allowance for impairment that represents its estimate of incurred losses in respect of financial instruments.